Equity Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Mar. 31, 2017
Share based payment arrangement, Unrecognized compensation cost					$ 3.3
Share based payment arrangement, Unrecognized compensation cost, Recognition period					2 years 10 months 2 days
Two Thousand And Seventeen Stock Option And Grant Plan [Member]
Share based payment arrangement, Shares reserved for future issuance					30,600,000			10,000,000
Share based payment arrangement, Number of shares available for grant					6,700,000	2,800,000
Two Thousand And Seventeen Plan [Member]
Share based payment arrangement, Number of shares available for grant					11,783,597
Share based payment arrangement, Award vesting percentage					25.00%
Percentage of shareholder to whom award is granted					10.00%
Percentage of estimated fair value of shares					100.00%
Adjustment percentage of estimated fair value of shares					110.00%
Two Thousand And Seventeen Plan [Member] | Minimum [Member]
Share based payment arrangement, Award vesting period					3 years
Two Thousand And Seventeen Plan [Member] | Maximum [Member]
Share based payment arrangement, Award vesting period					4 years
Common Stock [Member]
Share based payment arrangement,Options exercised	620,361	895,093	19,687		81,870
Share-based Payment Arrangement, Option [Member] | Two Thousand And Seventeen Plan [Member]
Share based payment arrangement, Unrecognized compensation cost	$ 13.7			$ 13.7
Share based payment arrangement, Unrecognized compensation cost, Recognition period				3 years 1 month 6 days
Share based payment arrangement, Shares reserved for future issuance	739,618			739,618
Share based payment arrangement, Term of award					10
Share based payment arrangement,Options, Fair value of options vested during period				$ 0.3	$ 0.9	$ 0.3
Share based payment arrangement,Options, Intrinsic value of option exercised					$ 0.1
Share based payment arrangement,Options exercised				1,515,454	81,870	0
Share based payment arrangement,Options, Weighted-average grant date fair value options granted					$ 490	$ 340
Share based payment arrangement,Options expected to vest
Restricted Stock [Member] | Two Thousand And Seventeen Plan [Member]
Share based payment arrangement, Unrecognized compensation cost					$ 0.2
Share based payment arrangement, Unrecognized compensation cost, Recognition period					5 months 4 days
Share based payment arrangement, Equity instruments other than option, Fair value of award vested during period					$ 0.5	$ 0.6
Share based payment arrangement, Term of award					10
Founder and Advisors Restricted Stock Award [Member]
Share based payment arrangement, Unrecognized compensation cost					$ 0.1
Share based payment arrangement, Unrecognized compensation cost, Recognition period					2 months 19 days
Share based payment arrangement, Equity instruments other than option, Fair value of award vested during period					$ 0.5	$ 0.5
Founder and Advisors Restricted Stock Award [Member] | Common Stock [Member]
Share based payment arrangement, Shares issued during period							4,690,000